Significant accounting policies - Hedge accounting (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) engine aircraft	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Jan. 01, 2018 BRL (R$)
Significant accounting policies
Passenger revenue	R$ 6,695.3	R$ 5,786.8	R$ 5,575.3
Air traffic liability	R$ 1,287.4	R$ 949.4
Number of aircraft under operating leases | aircraft	120
Number of engines under operating leases | engine	21
Increase (decrease) due to changes in accounting policy required by IFRSs
Significant accounting policies
Net impact of the deferral of the recognition of ancillary revenues	R$ 22.0
Increase (decrease) due to application of IFRS 15
Significant accounting policies
Air traffic liability				R$ 54.0
Owned aircraft
Significant accounting policies
Expenses related to operating lease	1,100.0
Heavy maintenance - structural checks
Significant accounting policies
Expenses related to operating lease	R$ 200.0